AlphaTrade.com
                         930 West First Street, Ste 116
                       North Vancouver, BC Canada V7P 3N4


January 14, 2011

United States Securities and Exchange Commission
Attn: Andrew Mew, Accounting Branch Chief
          Millwood Hobbs, Staff Accountant
100 F Street N.E., Stop 4561
Washington, D.C. 20549


RE:     Alphatrade.com
           Form 10-K/A for the Fiscal Year Ended December 31, 2007 Filed October 26, 2010
        Forms 10-Q/A for Fiscal  Quarters  Ended June 30,  2008,  September  30,
          2008, and June 30, 2009 Filed April 22, 2010
        Form 10-Q/A for Fiscal Quarter Ended September 30, 2010
          Filed November 16, 2010
        File No. 0-25631

Dear Mr. Mew, et al:

         We have reviewed the comments from your letter dated December 23, 2010 and have formulated responses as outlined below. Please feel free to contact us at your convenience should additional explanation and/or clarification be required.

Form 10-K/Amendment No. 3, for the Fiscal Year Ended December 31, 2007
----------------------------------------------------------------------

Forms 10-Q/Amendment No. 2, for the Quarterly Periods Ended June 30, 2008

-------------------------------------------------------------------------
and September 30, 2008
----------------------

Form 10-Q/Amendment No. 1, for the Quarterly Period Ended June 30, 2009
-----------------------------------------------------------------------

    1. We note your responses to our prior comments one, two, and three in our letter dated November 8, 2010 and the respective Form 10-K/A and Forms 10-Q/A filed as correspondence. Please file these amendments as soon as possible and provide currently dated certifications accordingly.

    COMPANY   RESPONSE:   The   Company  has filed the  Form  10-K/A  and  Forms
    ------------------
    10-Q/A with currently dated certifications, pursuant to the Commission's instruction.

Form 10-Q for the Quarterly Period Ended September 30, 2010
-----------------------------------------------------------


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
Note 3 - Related Party Transations, pages 10 and 11
---------------------------------------------------

    2. Your disclosure relating to the release of $656,925 in prior years' management fees does not adequately inform investors of the nature and reason for the release of funds. Please tell us and clarify your disclosure to explain in more detail the nature of the management fees, how they were calculated, the facts and circumstances as to why the fees were withheld and are now being released and the names of the two related parties receiving the fees.

     COMPANY  RESPONSE:  The Company has revised its  disclosure to more clearly
     -----------------
     explain the nature of the management fees and the nature of the settlement of debt.

     3. We cannot locate the cash outflow related to the release of $656,925 [in] management fees in the cash flow statement for the nine-month period ended September 30, 2010 on page 8. Please explain.

     COMPANY RESPONSE: There was no cash outflow relating to the release of $656,925 in management fees. The Company has revised its related disclosure so as to more clearly state the fact that the amount was forgiven, and recorded as a capital contribution.


     4. We note your disclosure regarding an officer and her spouse returning 10,000,000 shares of your common stock in August 2010 resulting in a related party liability of $8,000. Please explain to us and revise your disclosure to indicate the name of the officer, the business reason why the shares were initially issued and the price per share in your calculation of the liability when they are returned.

     COMPANY  RESPONSE:  The Company has revised its  disclosure to more clearly
     -----------------
     state that the 10,000,000 shares had originally been issued to Katherine Johnson, and were originally issued as payment on a liability in the amount of $8,000. Upon the return of the shares, the original liability was put back on the books.


     5. Please explain to us and revise your disclosure to clarify the nature and the related party who provided the cash advance of $2,101,272 to you as of September 30, 2010. Disclose the significant terms of repayment, such as the interest rate and the due date.

     COMPANY  RESPONSE:  The Company has revised its disclosure to more clearly
     -----------------
     explain that the related parties who provided the cash advances are Mr. Gordon Muir and Ms. Penny Perfect. The advances have no formal terms, other than being due on demand.

Note 6.  Marketable Securities, page 13
---------------------------------------

     6. Please provide all of the disclosures, in future filings, related to the impairment of marketable securities as required by paragraphs 6 to SB of FASB ASC Topic 320-10-50 as we previously requested in our prior comment nine in our letter dated January 29, 2010. Please show us how your disclosures will look like and how you determined you have no other-then-temporary impairment for your marketable securities.

     COMPANY RESPONSE:  The Company will provide all of the related disclosures,
     ----------------
     in future filings, pursuant to the Commission's request. Management evaluates each of the Company's marketable securities on a quarterly basis for impairment. This evaluation process is partially subjective, based in part on management's belief that the value of a particular security will rise or fall. However, if a particular security has experienced a decrease in market value in several consecutive quarters, management will generally consider it to have experienced any other-than-temporary impairment.


Item 3.  Controls and Procedures, page 17
-----------------------------------------

     7. Refer to page 25 of 2008 Form 10-K/A filed on April 22, 2010. We note your disclosures that "[m]anagement determined that at December 31, 2008 the Company had a material weakness in control over financial reporting because it did not have sufficient personnel with adequate knowledge, experience, and training of United States Generally Accepted Accounting Principles commensurate with the Company's reporting requirements." We note that you concluded your disclosures controls and procedures and internal control over financial reporting to be not effective as of December 31, 2008. However, we note that you disclose no change in internal control over financial reporting for all of your subsequent periodic reports filed through September 30, 2010. In this regard, explain to us in detail how you reasonably determined that your internal control over financial reporting was effective as of December 31, 2009 and that your disclosures controls and procedures had been effective since September 30, 2009.

     COMPANY  RESPONSE:  The Company has  revised its  disclosure  so as to more
     -----------------
     clearly state that as of September 30, 2009 through September 30, 2010, the Company's disclosure controls and procedures and internal control over financial reporting were not effective.


     8. We note that you conduct substantially all of your operations outside of the United States. In order to enhance our understanding of how you prepare your financial statements and assess your internal control over financial reporting, we ask that you provide us with information that will help us answer the following questions. In connection with your process to determine whether your internal control over financial reporting was effective as of December 31, 2009, please describe whether and how you considered controls to address financial reporting risks that are relevant to all locations where you have operations.

     COMPANY  RESPONSE:   Please see response to  Comment  no.  7.  The  Company
     -----------------
     considered controls to address financial reporting risks that are relevant to all locations where we have operations, and concluded that our internal control over financial reporting was not effective as of December 31, 2009.


     9. If you have an internal audit function, please describe and explain how, if at all, that function impacted your evaluation of your internal control over financial reporting.

     COMPANY RESPONSE:   The Company has no formal internal audit function.
     ----------------


     10. If you maintain your books and records in accordance with U.S. GAAP, describe the controls you maintain to ensure that the activities you conduct and the transactions you consummate are recorded in accordance with U.S. GAAP.

     COMPANY RESPONSE: The Company maintains its records in accordance with U.S.
     ----------------
     GAAP, and has initiated various controls in order to ensure compliance with U.S. GAAP. However, management has concluded that these controls remained ineffective as of December 31, 2009.


     11. If you do not maintain your books and records in accordance with U.S. GAAP, tell us what basis of accounting you use and describe the process you go through to convert your books and records to U.S. GAAP for SEC reporting. Describe the controls you maintain to ensure that you have made all necessary and appropriate adjustments in your conversions and disclosures.

     COMPANY RESPONSE:   Not applicable, as the Company maintains its records in
     ----------------
     accordance with U.S. GAAP.


     12. We would like to understand more about the background of the people who are primarily responsible for preparing and supervising the preparation of your financial statements and evaluating the effectiveness of your internal control over financial reporting and their knowledge of U.S. GAAP and SEC rules and regulations. Do not identify people by name, but for each person, tell us:

           o What role he or she takes in preparing your financial statements and evaluating the effectiveness of your internal control;
           o What relevant education and ongoing training he or she has relating to U.S. GAAP;
           o The  nature of his or her contractual or other relationship to you;
           o Whether he or she holds and maintains any professional designations such as Certified Public Accountant (U.S.) or Certified Management Accountant; and

           o About his or her professional experience, including experience preparing and/or auditing, financial statements prepared in accordance with U.S. GAAP and evaluating effectiveness of internal control over financial reporting.

     COMPANY  RESPONSE:  The Company's senior  accountant is responsible for all
     -----------------
     financial statements, footnotes and MD&A preparation, including the basic evaluation and the review with senior management of the effectiveness of the Company's internal control's effectiveness. He is a Certified General Accountant (CGA) of Canada and MBA with over 17 years experience in accounting and corporate finance. He has over 10 years experience in US GAAP reporting in the different US public companies and over 3 years experience in Sarbanes-Oxley act compliance in the manufacturing and mining business.


     13. If you retain an accounting firm or other similar organization to prepare your financial statements or evaluate your internal control over financial reporting, please tell us:

           o The name and address of the accounting firm or organization;
           o The qualifications of their employees who perform services for your company;
           o How and why they are qualified to prepare your financial statements or evaluate your internal controls over financial reporting;
           o How many hours they spent last year performing  these services  for you; and
           o The total amount of fees you paid to each accounting firm or organization in connection with the preparation of your financial statements and in connection with the evaluation of internal control over financial reporting for the most recent fiscal year-end.

     COMPANY  RESPONSE:  The Company  utilizes the  assistance of the accounting
     -----------------
     firm J & J Consulting, L.L.C. ("J&J") to assist in the financial statement preparation process. J&J is located at 291 South 200 West, Farmington, UT 80425. J&J is a firm that has been providing accounting consulting services to the Company for several years, and its employees who have provided services for the Company have significant experience in auditing public companies and interfacing with the Commission. J&J spent approximately 160 hours performing these services for us in the past 12 months. Total fees paid to J&J in the past 12 months was $19,198. J&J did not make the evaluation of the Company's internal control over financial reporting.



     14. If you retain individuals who are not your employees and are not employed by an accounting firm or other similar organization to prepare your financial statements or evaluate your internal controls over financial reporting, do not provide us with names, but please tell us:

           o Why you believe they are qualified to prepare your financial statements or evaluate your internal control over financial reporting;

           o How many hours they spent last year performing these services for you; and
           o The total amount of fees you paid to each individual in connection with the preparation of your financial statements and in connection with the evaluation of internal control over financial reporting for the most recent fiscal year-end.

     COMPANY RESPONSE:   Not applicable.
     ----------------


     15. We note you have an audit committee. If you identify an audit committee financial expert, please describe his or her qualifications, including the extent of his or her knowledge of U.S. GAAP and internal control over financial reporting.

     COMPANY  RESPONSE:  The Company's audit committee has not begun to function
     -----------------
     at a level whereby it can perform its intended duties. Currently, the audit committee is populated with members of the Company's board of directors, none of which is acting as a financial expert.



Sincerely,

AlphaTrade.com,

A Nevada Corporation


-----------------------

By: Gordon J. Muir
Its: Chief Executive Officer





















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